Investment in Unconsolidated Entities - Narrative (Details) $ in Thousands			1 Months Ended		3 Months Ended				12 Months Ended
		Mar. 30, 2015 USD ($) mi	Dec. 31, 2017 USD ($)		Mar. 31, 2018 USD ($) mi		Mar. 31, 2017 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		May 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2016	Oct. 31, 2015	Apr. 30, 2015
Schedule of Equity Method Investments [Line Items]
Ownership amount	[1]				$ 117,019		$ 19,760
Capital contribution payable to MVP Joint Venture			$ 105,734	[2],[3]	65,786	[3]			$ 105,734	[2],[3]	$ 11,471	[2]
Equity income					$ 8,811	[1],[4],[5]	$ 4,277	[1],[4],[5]	22,171	[6]	9,898	[6]	$ 2,367	[6]
MVP
Schedule of Equity Method Investments [Line Items]
Length of pipeline (in miles) | mi		300			300
Variable Interest Entity, Not Primary Beneficiary | MVP Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership interest sold (as a percent)																		8.50%
Variable Interest Entity, Not Primary Beneficiary | MVP
Schedule of Equity Method Investments [Line Items]
Issuance of performance guarantee			$ 91,000		$ 91,000				$ 91,000
MVP Joint Venture | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Ownership amount		$ 54,200
Ownership interest sold (as a percent)																			1.00%	10.00%
Ownership interest (as a percent)			45.50%		45.50%				45.50%
Capital call notice			$ 105,700
Maximum financial statement exposure			$ 552,000		$ 637,000				$ 552,000
MVP Joint Venture | Variable Interest Entity, Not Primary Beneficiary | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Capital contribution payable to MVP Joint Venture															$ 65,800	$ 78,500	$ 27,200
Other income | MVP Joint Venture | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Equity income									$ 22,200		$ 9,900		$ 2,400
Beneficial Owner | MVP Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership interest (as a percent)					66.67%				66.67%

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[3]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[4]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[5]	Represents equity income from Mountain Valley Pipeline, LLC (the MVP Joint Venture). See Note G.
[6]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.